Note 3 - Loans - Summary of Loan Activity for Related Parties (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 3,574	$ 3,854	$ 2,770
New loans	2,109	94	1,795
Repayments	(832)	(374)	(711)
Ending balance	$ 4,851	$ 3,574	$ 3,854